Commitments and Contingencies	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

9. Commitments and Contingencies

Leases

The Company leases approximately 2,685 square feet of office space in Dallas Texas pursuant to an office lease with Teachers Insurance and Annuity Association of America that expires on September 30, 2028. During the year ended December 31, 2024, the Company’s rental expenses totaled approximately $125,000.

The table below shows the future lease payment obligations:

Year Ending December 31,	Amount
2025	$91,122
2026	93,136
2027	95,150
2028	72,495
2029	-
Thereafter	-
Total remaining lease payments	$351,903
Less: imputed interest	(57,729)
Present Value of remaining lease payments	$294,174

Current	$65,389
Noncurrent	$228,785

Weighted-average remaining lease term (years)	3.17
Weighted-average discount rate	10.00%

Employee Retention Credit

The Company has applied for a tax credit under the CARES Act known as an Employee Retention Credit or “ERC” in the amount of $188,760. All tax forms are subject to audit and if audited, the Company may be denied a portion or all of the ERC applied for if the Internal Revenue Service denies some or all of the claims for the credit as the Company may not have met all of the criteria to be eligible for the credit. No income or receivable has been recorded as the Company does not yet believe that collection of the credit is probable.